SUBSEQUENT EVENT (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Subsequent Event [Line Items]
Value of shares repurchased during the period		$ (31,005,333)	$ (40,106,332)
Dividends declared but unpaid			4,725,846
Subsequent Event [Member]
Subsequent Event [Line Items]
Cancelled shares (in Shares)	5,100,000
Dividends declared, amount per share	$ 0.0333
Subsequent Event [Member] | ADS [Member]
Subsequent Event [Line Items]
Cancelled shares (in Shares)	1,700,000
Value of shares repurchased during the period		1,500,000	200,000
Dividends declared, amount per share	$ 0.10
Dividends declared but unpaid	$ 4,900,000